Current Taxes and Deferred Taxes - Schedule of Deferred Taxes (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Deferred tax assets	$ 274,612	$ 272,211
Net by geographic area	274,612	272,211
Chile [member]
Disclosure of geographical areas [line items]
Deferred tax assets	178,996	182,981
Net by geographic area	178,996	182,981
United States [member]
Disclosure of geographical areas [line items]
Deferred tax assets	16,587	15,717
Net by geographic area	16,587	15,717
Colombia [member]
Disclosure of geographical areas [line items]
Deferred tax assets	79,029	73,513
Net by geographic area	$ 79,029	$ 73,513